Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accounts Receivable

	As at September 30, 2020	As at September 30, 2019
	$	$
Trade (Note 32)	904,887	979,728
R&D and other tax credits[1]	180,953	259,289
Other	133,462	118,073
	1,219,302	1,357,090

[1]	R&D and other tax credits were related to government programs in Canada, the United States, France, the United Kingdom and other countries.